Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure - Agreements With Related Parties [Abstract]
Agreements with related parties
19. Related Party Transactions
During 2017 and 2016 the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $145 million and $250 million, respectively.
During 2017, the Company invested $500 million in certain Exor managed equity funds. At December 31, 2017 the carrying value of these investments was $551 million, and was included within Equities in the Consolidated Balance Sheet.
During 2017, the Company completed the acquisition of certain real estate investments from Almacantar for total cash consideration of £55 million ($83 million). At December 31, 2017, the carrying value of these investments of $83 million was included within Investments in real estate in the Consolidated Balance Sheet.
In December 2017, a subsidiary of the Company entered into a Consulting Services Agreement with EXOR Nederland N.V. (Consulting Agreement), whereby EXOR Nederland N.V. provides advisory services related to certain real estate investments. The Company paid $45 thousand related to such services provided in 2017.
Effective April 1, 2017, a subsidiary of the Company entered into a consulting agreement with a director of the Company under which the director provides certain support of our investment operations for a fee of $500 thousand per annum.
Effective April 1, 2016, the Company entered into a Services Agreement with EXOR Nederland N.V. (Services Agreement), whereby EXOR Nederland N.V. provides certain advisory services to the Company for a fixed annual fee of €300 thousand. The Services Agreement was amended in 2017 to increase the fixed annual fee to $500 thousand.
In March 2016, the Company agreed to purchase from Exor S.A. a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group S.A. (Almacantar) for a total cash consideration of approximately $539 million. At December 31, 2017 and 2016, the total carrying value of the Almacantar investment accounted for under the equity method was $538 million and $436 million, respectively, and was included within Other invested assets in the Consolidated Balance Sheets.
In March 2016, the Company agreed to purchase from Exor S.A. certain financial investments, mainly third-party equity funds, for cash consideration of approximately $202 million.
In the normal course of its underwriting activities, the Company entered into reinsurance and underwriting agreements with companies affiliated with the Company, including Lorenz Re, a special purpose insurer and segregated accounts company organized under the laws of Bermuda. Distinct segregated accounts are formed and capitalized within Lorenz Re on a fully collateralized basis. All transactions entered into with Lorenz Re were completed on market terms.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company.
The transactions between related parties discussed above were entered into at arm's-length.